Fundamental Investors®
Investment portfolio
March 31, 2021
unaudited
Common stocks 97.48% Information technology 23.49%	Shares	Value (000)
Microsoft Corp.	23,720,136	$5,592,496
Broadcom Inc.	11,010,566	5,105,159
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	61,578,000	1,280,417
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,355,631	278,624
ASML Holding NV1	2,244,807	1,369,195
ASML Holding NV (New York registered) (ADR)	193,746	119,611
Applied Materials, Inc.	10,208,558	1,363,863
Advanced Micro Devices, Inc.[2]	13,764,490	1,080,512
Mastercard Inc., Class A	2,291,990	816,063
Apple Inc.	6,352,340	775,938
Intel Corp.	10,725,822	686,453
Arista Networks, Inc.[2]	2,086,600	629,924
TE Connectivity Ltd.	4,780,953	617,269
KLA Corp.	1,730,287	571,687
PayPal Holdings, Inc.[2]	2,350,871	570,886
NortonLifeLock Inc.	25,618,243	544,644
Texas Instruments Inc.	2,765,396	522,632
Fidelity National Information Services, Inc.	3,368,512	473,646
HubSpot, Inc.[2]	938,551	426,299
RingCentral, Inc., Class A2	1,348,849	401,795
FleetCor Technologies, Inc.[2]	1,482,129	398,144
Motorola Solutions, Inc.	2,034,450	382,578
SK hynix, Inc.[1]	3,135,100	369,182
Samsung Electronics Co., Ltd.[1]	4,568,381	329,979
Visa Inc., Class A	1,405,850	297,661
Square, Inc., Class A2	1,299,492	295,050
Micron Technology, Inc.[2]	2,708,707	238,935
Paychex, Inc.	2,283,715	223,850
Ceridian HCM Holding Inc.[2]	2,642,980	222,724
Dell Technologies Inc., Class C2	2,455,472	216,450
Autodesk, Inc.[2]	764,704	211,938
VeriSign, Inc.[2]	996,107	197,986
STMicroelectronics NV1	4,872,374	185,732
Cree, Inc.[2]	1,274,203	137,780
Automatic Data Processing, Inc.	679,329	128,033
Lam Research Corp.	213,307	126,969
MongoDB, Inc., Class A2	462,492	123,684
Adobe Inc.[2]	247,541	117,674
EPAM Systems, Inc.[2]	288,445	114,423
SAP SE1	907,220	111,111
NetApp, Inc.	1,497,707	108,838
Shopify Inc., Class A, subordinate voting shares[2]	93,505	103,463
ServiceNow, Inc.[2]	204,517	102,281
Smartsheet Inc., Class A2	1,547,166	98,895
Amadeus IT Group SA, Class A, non-registered shares[1,2]	1,191,658	84,353
Edenred SA1	1,581,819	82,637
ON Semiconductor Corp.[2]	1,895,916	78,889
Fundamental Investors — Page 1 of 11

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Concentrix Corp.[2]	514,143	$76,978
LiveRamp Holdings, Inc.[2]	1,139,046	59,094
Dolby Laboratories, Inc., Class A	410,000	40,475
Snowflake Inc., Class A2	162,412	37,238
Keyence Corp.[1]	76,200	34,781
		28,564,918
Communication services 11.71%
Facebook, Inc., Class A2	12,373,022	3,644,227
Comcast Corp., Class A	46,335,503	2,507,214
Alphabet Inc., Class C2	875,898	1,811,909
Alphabet Inc., Class A2	263,941	544,383
Netflix, Inc.[2]	3,737,614	1,949,764
Charter Communications, Inc., Class A2	1,889,466	1,165,838
Walt Disney Company[2]	3,498,115	645,472
Sea Ltd., Class A (ADR)[2]	2,069,792	462,040
Activision Blizzard, Inc.	3,960,866	368,361
Snap Inc., Class A2	2,998,384	156,785
Tencent Holdings Ltd.[1]	1,931,700	152,289
JOYY Inc., Class A (ADR)	1,362,732	127,729
Verizon Communications Inc.	1,998,922	116,237
Pinterest, Inc., Class A2	1,560,604	115,532
New York Times Co., Class A	2,119,857	107,307
T-Mobile US, Inc.[2]	740,841	92,820
HUYA, Inc. (ADR)[2,3]	4,547,289	88,581
Vivendi SA1	2,578,000	84,668
SoftBank Corp.[1]	3,988,800	51,911
SoftBank Group Corp.[1]	551,000	46,718
		14,239,785
Health care 10.86%
UnitedHealth Group Inc.	4,725,460	1,758,202
Pfizer Inc.	31,212,079	1,130,814
Thermo Fisher Scientific Inc.	2,159,197	985,414
Centene Corp.[2]	14,433,934	922,473
Eli Lilly and Company	4,072,589	760,841
AstraZeneca PLC[1]	6,728,467	670,962
AstraZeneca PLC (ADR)	207,792	10,331
Cigna Corp.	2,569,779	621,218
Regeneron Pharmaceuticals, Inc.[2]	1,305,196	617,540
Abbott Laboratories	4,036,378	483,720
Molina Healthcare, Inc.[2]	1,750,964	409,305
Allakos Inc.[2,4]	3,514,894	403,440
Baxter International Inc.	4,342,659	366,260
Bristol-Myers Squibb Company	5,048,914	318,738
Illumina, Inc.[2]	594,679	228,392
Humana Inc.	521,034	218,444
ResMed Inc.	1,066,400	206,903
Edwards Lifesciences Corp.[2]	2,428,394	203,111
Vertex Pharmaceuticals Inc.[2]	916,365	196,918
Teva Pharmaceutical Industries Ltd. (ADR)[2]	16,731,410	193,080
Ultragenyx Pharmaceutical Inc.[2]	1,511,724	172,125
Novo Nordisk A/S, Class B1	2,538,772	171,448
Danaher Corp.	673,838	151,667
Merck & Co., Inc.	1,935,941	149,242
Fundamental Investors — Page 2 of 11

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Daiichi Sankyo Company, Ltd.[1]	4,922,550	$143,885
Seagen Inc.[2]	896,725	124,519
Zimmer Biomet Holdings, Inc.	718,188	114,968
Twist Bioscience Corp.[2]	919,073	113,836
Rede D’Or Sao Luiz SA	9,702,000	111,884
Galapagos NV (ADR)[2]	1,435,334	110,650
BeiGene, Ltd. (ADR)[2]	292,733	101,894
Applied Molecular Transport Inc.[2,4]	2,291,200	100,836
Biogen Inc.[2]	329,822	92,268
Anthem, Inc.	255,015	91,538
Cortexyme, Inc.[2,3,4]	1,920,887	69,210
GlaxoSmithKline PLC[1]	3,885,666	68,971
Notre Dame Intermédica Participações SA	4,645,000	68,330
AmerisourceBergen Corp.	565,758	66,799
Kronos Bio, Inc.[2,3]	1,979,800	57,949
Incyte Corp.[2]	669,716	54,428
Insulet Corp.[2]	206,939	53,995
Mettler-Toledo International Inc.[2]	44,857	51,841
Oak Street Health, Inc.[2]	827,277	44,896
GW Pharmaceuticals PLC (ADR)[2]	205,553	44,584
Guardant Health, Inc.[2]	283,603	43,292
Gilead Sciences, Inc.	659,644	42,633
Carl Zeiss Meditec AG, non-registered shares[1]	249,865	37,661
Bausch Health Companies Inc.[2]	748,753	23,765
Tandem Diabetes Care, Inc.[2]	249,688	22,035
		13,207,255
Financials 10.42%
JPMorgan Chase & Co.	13,316,578	2,027,183
The Blackstone Group Inc.	12,352,772	920,652
CME Group Inc., Class A	3,117,000	636,585
Intercontinental Exchange, Inc.	5,105,668	570,201
Bank of America Corp.	13,551,101	524,292
KKR & Co. Inc.	10,703,643	522,873
BlackRock, Inc.	665,502	501,762
Truist Financial Corp.	8,088,123	471,699
HDFC Bank Ltd.[1,2]	22,825,000	464,510
Aon PLC, Class A	1,933,929	445,017
Apollo Global Management, Inc., Class A	8,487,376	398,992
Citigroup Inc.	5,010,025	364,479
Sberbank of Russia PJSC (ADR)[1]	23,560,335	363,103
Citizens Financial Group, Inc.	7,748,520	342,097
Synchrony Financial	8,171,396	332,249
Chubb Ltd.	1,922,081	303,631
AIA Group Ltd.[1]	22,229,600	270,434
First Republic Bank	1,523,160	253,987
Marsh & McLennan Companies, Inc.	2,043,135	248,854
Moody’s Corp.	828,265	247,328
Capital One Financial Corp.	1,937,941	246,564
Arch Capital Group Ltd.[2]	5,686,185	218,179
Arthur J. Gallagher & Co.	1,665,527	207,808
Discover Financial Services	2,090,508	198,577
Kotak Mahindra Bank Ltd.[1,2]	7,571,000	182,044
S&P Global Inc.	503,030	177,504
Société Générale[1,2]	5,332,853	139,346
Fundamental Investors — Page 3 of 11

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Travelers Companies, Inc.	817,369	$122,932
Zurich Insurance Group AG1	285,700	121,830
Brookfield Asset Management Inc., Class A	2,648,786	117,871
Ares Management Corp., Class A	1,719,060	96,319
W. R. Berkley Corp.	1,199,418	90,376
PNC Financial Services Group, Inc.	449,251	78,803
Ping An Insurance (Group) Company of China, Ltd., Class H1	6,437,500	76,879
Oscar Health, Inc., Class A2,3	2,491,164	66,963
QBE Insurance Group Ltd.[1]	8,963,073	65,829
London Stock Exchange Group PLC[1]	555,501	53,164
Toronto-Dominion Bank (CAD denominated)	809,440	52,791
BNP Paribas SA1,2	729,843	44,345
Bank of Nova Scotia (CAD denominated)	599,003	37,474
Progressive Corp.	341,132	32,616
Willis Towers Watson PLC	136,971	31,350
		12,669,492
Consumer discretionary 10.39%
Amazon.com, Inc.[2]	842,796	2,607,678
Home Depot, Inc.	2,821,481	861,257
Evolution Gaming Group AB1	5,641,825	831,019
Restaurant Brands International Inc.	11,474,050	745,813
Dollar General Corp.	3,628,171	735,140
Prosus NV1	6,359,711	709,046
Booking Holdings Inc.[2]	276,429	644,035
Target Corp.	2,605,616	516,094
Domino’s Pizza, Inc.	1,164,989	428,471
Flutter Entertainment PLC (CDI)[1,2]	1,317,307	281,654
Flutter Entertainment PLC[1,2]	644,409	137,240
LVMH Moët Hennessy-Louis Vuitton SE1	530,697	353,652
Industria de Diseño Textil, SA1	10,010,743	329,985
NIKE, Inc., Class B	2,355,219	312,985
Marriott International, Inc., Class A2	1,814,090	268,685
Shop Apotheke Europe NV, non-registered shares[1,2,4]	1,165,537	254,259
McDonald’s Corp.	1,000,000	224,140
Galaxy Entertainment Group Ltd.[1,2]	24,369,000	220,401
Burlington Stores, Inc.[2]	653,243	195,189
Peloton Interactive, Inc., Class A2	1,411,197	158,675
Trainline PLC[1,2]	22,607,816	143,070
Las Vegas Sands Corp.	2,329,315	141,529
Hilton Worldwide Holdings Inc.[2]	1,158,551	140,092
B&M European Value Retail SA1	17,032,525	123,953
Entain PLC[1,2]	5,093,255	106,627
YUM! Brands, Inc.	949,488	102,716
Cie. Financière Richemont SA, Class A1	980,661	94,169
Arrival Group[1,2,3,5]	5,269,585	75,320
Arrival Group[2]	1,117,000	17,939
Wynn Resorts, Ltd.	741,266	92,933
Darden Restaurants, Inc.	650,117	92,317
Kering SA1	129,785	89,612
Five Below, Inc.[2]	466,749	89,051
Toll Brothers, Inc.	1,395,446	79,164
Floor & Decor Holdings, Inc., Class A2	798,670	76,257
Carvana Co., Class A2	284,947	74,770
adidas AG1,2	215,382	67,233
Fundamental Investors — Page 4 of 11

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
THG PLC[1,2]	7,810,659	$67,145
MercadoLibre, Inc.[2]	42,577	62,679
TJX Companies, Inc.	861,159	56,966
Airbnb, Inc., Class A2	159,284	29,936
		12,638,896
Industrials 9.78%
CSX Corp.	11,810,068	1,138,727
Honeywell International Inc.	4,869,356	1,056,991
TransDigm Group Inc.[2]	1,677,125	986,015
Parker-Hannifin Corp.	2,857,915	901,472
Deere & Company	2,405,995	900,179
Airbus SE, non-registered shares[1,2]	5,011,525	567,633
Union Pacific Corp.	2,574,288	567,399
Caterpillar Inc.	2,403,546	557,310
Norfolk Southern Corp.	1,803,045	484,154
ABB Ltd.[1]	14,150,224	430,375
Safran SA1,2	3,075,349	418,650
Emerson Electric Co.	3,943,435	355,777
Carrier Global Corp.	6,647,372	280,652
Nidec Corp.[1]	2,294,100	280,236
Boeing Company[2]	1,022,459	260,441
Northrop Grumman Corp.	730,461	236,406
Lockheed Martin Corp.	621,004	229,461
Waste Connections, Inc.	1,972,945	213,039
ITT Inc.	2,332,231	212,023
PACCAR Inc.	1,955,859	181,738
Experian PLC[1]	4,202,201	144,759
LIXIL Corp.[1]	4,584,700	127,757
BWX Technologies, Inc.	1,773,210	116,925
L3Harris Technologies, Inc.	531,669	107,759
Raytheon Technologies Corp.	1,336,470	103,269
TFI International Inc. (CAD denominated)	1,164,373	87,279
MTU Aero Engines AG1	357,337	84,104
Lifco AB, Class B1	873,715	81,163
AMETEK, Inc.	603,325	77,063
Armstrong World Industries, Inc.	824,682	74,296
United Rentals, Inc.[2]	219,669	72,339
Dun & Bradstreet Holdings, Inc.[2]	3,032,095	72,194
Shoals Technologies Group, Inc., Class A2	2,017,363	70,164
IMCD NV1	499,169	69,377
FTI Consulting, Inc.[2]	473,957	66,406
Uber Technologies, Inc.[2]	1,124,394	61,291
Equifax Inc.	280,927	50,884
ASSA ABLOY AB, Class B1	1,747,934	50,195
Rexnord Corp.	999,461	47,065
DSV Panalpina A/S1	194,675	38,175
Sweco AB, Class B, non-registered shares[1]	1,800,683	29,405
		11,890,547
Consumer staples 8.81%
Philip Morris International Inc.	24,335,286	2,159,513
Altria Group, Inc.	41,283,121	2,112,044
British American Tobacco PLC[1]	44,763,683	1,712,172
British American Tobacco PLC (ADR)	1,676,210	64,936
Fundamental Investors — Page 5 of 11

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Conagra Brands, Inc.	18,375,509	$690,919
Keurig Dr Pepper Inc.	16,976,454	583,481
Nestlé SA1	4,708,736	524,814
Constellation Brands, Inc., Class A	1,890,942	431,135
Mondelez International, Inc.	6,961,238	407,441
Walmart Inc.	2,366,061	321,382
Procter & Gamble Company	2,040,900	276,399
Archer Daniels Midland Company	4,352,454	248,090
Reckitt Benckiser Group PLC (ADR)	6,030,867	109,702
Reckitt Benckiser Group PLC[1]	1,189,508	106,569
Kraft Heinz Company	4,865,262	194,610
Anheuser-Busch InBev SA/NV1	3,077,308	194,011
Bunge Ltd.	2,300,000	182,321
Kellogg Co.	2,598,599	164,491
ITC Ltd.[1]	38,035,066	113,801
Church & Dwight Co., Inc.	879,782	76,849
General Mills, Inc.	685,659	42,045
Tesco PLC[1]	1	—[6]
		10,716,725
Materials 4.98%
Grupo México, SAB de CV, Series B	121,120,018	636,785
Vale SA, ordinary nominative (ADR)	22,662,872	393,881
Vale SA, ordinary nominative	13,329,000	231,999
LyondellBasell Industries NV	5,632,018	586,011
Eastman Chemical Company	4,909,411	540,624
Dow Inc.	8,369,889	535,171
Linde PLC	1,459,538	408,875
Barrick Gold Corp.	19,394,082	384,003
Corteva, Inc.	6,896,283	321,505
Wheaton Precious Metals Corp.	7,034,209	268,777
Royal Gold, Inc.	2,279,771	245,349
Franco-Nevada Corp.	1,920,587	240,689
Rio Tinto PLC[1]	3,050,165	233,343
Westlake Chemical Corp.	2,600,881	230,932
BHP Group PLC[1]	6,382,570	184,273
First Quantum Minerals Ltd.	7,866,000	149,909
PPG Industries, Inc.	659,801	99,142
Packaging Corp. of America	686,630	92,338
Air Products and Chemicals, Inc.	325,067	91,454
Asian Paints Ltd.[1]	2,142,500	74,484
CCL Industries Inc., Class B, nonvoting shares	1,160,069	64,174
Sherwin-Williams Company	49,973	36,881
		6,050,599
Energy 2.74%
ConocoPhillips	11,474,358	607,797
Canadian Natural Resources, Ltd. (CAD denominated)	18,024,771	557,223
Chevron Corp.	3,940,973	412,975
Valero Energy Corp.	5,605,058	401,322
BP PLC[1]	87,650,000	355,610
EOG Resources, Inc.	4,699,668	340,867
Exxon Mobil Corp.	5,470,000	305,390
Baker Hughes Co., Class A	7,489,833	161,855
Cabot Oil & Gas Corp.	4,902,358	92,066
Fundamental Investors — Page 6 of 11

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Pioneer Natural Resources Company	319,956	$50,816
Equitrans Midstream Corp.	5,729,280	46,751
		3,332,672
Utilities 2.68%
Enel SpA[1]	100,508,065	1,004,227
AES Corp.	20,003,695	536,299
DTE Energy Company	3,051,124	406,227
Ørsted AS1	1,688,990	273,253
Sempra Energy	1,727,736	229,063
American Electric Power Company, Inc.	1,999,591	169,365
Xcel Energy Inc.	2,419,480	160,920
Exelon Corp.	3,552,794	155,399
CenterPoint Energy, Inc.	5,884,347	133,280
CMS Energy Corp.	1,994,409	122,098
Iberdrola, S.A., non-registered shares[1,2]	3,203,687	41,304
Brookfield Infrastructure Partners LP	574,690	30,680
		3,262,115
Real estate 1.62%
Crown Castle International Corp. REIT	4,170,557	717,878
VICI Properties Inc. REIT	12,274,217	346,624
Gaming and Leisure Properties, Inc. REIT	6,440,411	273,267
Equinix, Inc. REIT	294,140	199,895
AvalonBay Communities, Inc. REIT	869,505	160,432
American Tower Corp. REIT	345,844	82,677
KE Holdings Inc., Class A (ADR)[2]	985,862	56,174
Shimao Group Holdings Ltd.[1]	14,590,500	45,934
Digital Realty Trust, Inc. REIT	301,837	42,511
Brookfield Property Partners LP	1,898,977	33,783
K-Fast Holding AB, Class B1,2	520,105	16,073
		1,975,248
Total common stocks (cost: $67,243,002,000)		118,548,252
Preferred securities 0.02% Information technology 0.02%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	500,000	32,349
Total preferred securities (cost: $14,544,000)		32,349
Rights & warrants 0.00% Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	180,093	68
Total rights & warrants (cost: $0)		68
Convertible stocks 0.32% Information technology 0.17%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	141,637	208,842
Fundamental Investors — Page 7 of 11

unaudited
Convertible stocks (continued) Utilities 0.08%	Shares	Value (000)
AES Corp., convertible preferred units, 6.875% 2024	641,900	$66,309
NextEra Energy, Inc., convertible preferred units, 6.219% 2023	559,699	27,761
		94,070
Financials 0.07%
KKR & Co. Inc., Series C, convertible preferred shares, 6.00%	1,271,763	84,763
Total convertible stocks (cost: $301,505,000)		387,675
Short-term securities 2.07% Money market investments 2.03%
Capital Group Central Cash Fund 0.08%[4,7]	24,659,978	2,466,244
Money market investments purchased from securities lending collateral 0.04%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[7,8]	35,141,228	35,141
Capital Group Central Cash Fund 0.08%[4,7,8]	85,780	8,579
		43,720
Total short-term securities (cost: $2,509,637,000)		2,509,964
Total investment securities 99.89% (cost: $70,068,688,000)		121,478,308
Other assets less liabilities 0.11%		138,278
Net assets 100.00%		$121,616,586
Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Common stocks 0.68%
Health care 0.47%
Allakos Inc.[2]	$481,945	$8,989	$245	$133	$(87,382)	$403,440	$—
Applied Molecular Transport Inc.[2]	65,542	6,408	81	45	28,922	100,836	—
Cortexyme, Inc.[2,3]	30,137	29,897	33	5	9,204	69,210	—
GW Pharmaceuticals PLC (ADR)[2,9]	230,820	—	385,472	172,358	26,878	—	—
						573,486
Consumer discretionary 0.21%
Shop Apotheke Europe NV, non-registered shares[1,2]	64,638	209,705	128	35	(19,991)	254,259	—
Total common stocks						827,745
Short-term securities 2.04%
Money market investments 2.03%
Capital Group Central Cash Fund 0.08%[7]	2,361,500	2,769,503	2,664,758	76	(77)	2,466,244	526
Money market investments purchased from securities lending collateral 0.01%
Capital Group Central Cash Fund 0.08%[7,8]	—	—[10]	—[10]	—[10]	—[10]	8,579	—[10]
Total short-term securities						2,474,823
Total 2.72%				$172,652	$(42,446)	$3,302,568	$526
Fundamental Investors — Page 8 of 11

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $18,175,815,000, which represented 14.95% of the net assets of the fund. This amount includes $18,100,495,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $35,973,000, which represented .03% of the net assets of the fund.
[4]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $75,320,000, which represented .06% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 3/31/2021.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Unaffiliated issuer at 3/31/2021.
[10]	Information not shown for money market investments purchased with cash collateral from securities on loan.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Fundamental Investors — Page 9 of 11

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2021 (dollars in thousands):
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unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$24,717,531	$3,847,387	$—	$28,564,918
Communication services	13,904,199	335,586	—	14,239,785
Health care	12,114,328	1,092,927	—	13,207,255
Financials	10,888,008	1,781,484	—	12,669,492
Consumer discretionary	8,754,511	3,884,385	—	12,638,896
Industrials	9,568,718	2,321,829	—	11,890,547
Consumer staples	8,065,358	2,651,367	—	10,716,725
Materials	5,558,499	492,100	—	6,050,599
Energy	2,977,062	355,610	—	3,332,672
Utilities	1,943,331	1,318,784	—	3,262,115
Real estate	1,913,241	62,007	—	1,975,248
Preferred securities	—	32,349	—	32,349
Rights & warrants	68	—	—	68
Convertible stocks	387,675	—	—	387,675
Short-term securities	2,509,964	—	—	2,509,964
Total	$103,302,493	$18,175,815	$—	$121,478,308
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-010-0521O-S78069	Fundamental Investors — Page 11 of 11